Derivatives - Cash flow hedges - Hedging instrument by hedged risk (Details) number in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	206,760	192,457
Carrying amount, assets	$ 2,811	$ 2,223
Carrying amount, liabilities	$ 1,173	$ 4,069
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	90,295	60,369
Carrying amount, assets	$ 939	$ 548
Carrying amount, liabilities	424	450
Change in fair value of hedging instrument	468	(111)
Change in fair value of hedged item	487	(116)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (19)	$ 5
Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	43,839	35,021
Carrying amount, assets	$ 1,062	$ 309
Carrying amount, liabilities	$ 207	$ 1,182
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	162,921	157,435
Carrying amount, assets	$ 1,749	$ 1,914
Carrying amount, liabilities	$ 966	$ 2,887
Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	72,365	35,863
Derivatives | Foreign currency | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	17,930	24,506
Carrying amount, assets	$ 827	$ 309
Carrying amount, liabilities	207	448
Change in fair value of hedging instrument	987	(630)
Change in fair value of hedged item	987	(630)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 0	$ 0
Derivatives | Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	72,365	35,863
Carrying amount, assets	$ 112	$ 239
Carrying amount, liabilities	217	2
Change in fair value of hedging instrument	(519)	519
Change in fair value of hedged item	(500)	514
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (19)	$ 5